Note 23 - Accounting for Suspended Exploratory Wells (Table)	12 Months Ended
Dec. 31, 2010
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Unproved oil and gas properties [Table Text Block]

Unproved oil and gas properties (*)
	Year ended December, 31
	2010	2009

Beginning balance at January 1	5,902	3,558

Additions to capitalized costs pending determination of proved reserves	4,560	3,383
Capitalized exploratory costs charged to expense	(1,201)	(1,251)
Transfers to property, plant and equipment based on the determination of the proved reserves	(1,659)	(613)
Cumulative translation adjustment	244	825

Ending balance at December 31,	7,846	5,902

(*) Amounts capitalized and subsequently expensed in the same period have been excluded from the above table.

Aging of capitalized exploratory well costs [Table Text Block]

Aging of capitalized exploratory well costs
	Year ended December 31,
	2010	2009

Capitalized exploratory well costs that have been capitalized for a period of one year or less	3,008	2,092
Capitalized exploratory well costs that have been capitalized for a period greater than one year	4,838	3,810
Ending balance	7,846	5,902

Number of projects that have exploratory well costs that have been capitalized for a period greater than one year	84	95

Aging based on drilling completion date of individual wells [Table Text Block]

	Million of dollars	Number of wells
2009	2,005	80
2008	1,428	38
2007	372	11
2006	840	6
2005 and therefore	193	15

	4,838	150